Royce Opportunity Select Fund

The Royce Fund

Supplement to the Prospectus Dated May 1, 2012

Royce Select Fund I

Royce Select Fund II

Royce Global Select Long/Short Fund

Royce Enterprise Select Fund

Royce Opportunity Select Fund

Effective January 18, 2013, the following changes are made to the prospectuses for Royce Select Fund I, Royce Select Fund II, Royce Global Select Long/Short Fund, Royce Enterprise Select Fund and Royce Opportunity Select Fund:

Fees and Expenses of the Fund

The shareholder fee table is replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	0.00%
Maximum deferred sales charge	0.00%
Maximum sales charge (load) imposed on reinvested dividends	0.00%
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%

How to Purchase and Sell Fund Shares

The How to Purchase and Sell Fund Shares section is replaced in its entirety with the following:

How to Purchase and Sell Fund Shares

Minimum investments for shares of the Fund’s Investment

Class purchased directly from The Royce Fund:

Account Type                                                                           Minimum

Minimum initial investment	$2,000
Minimum subsequent investment	$100

   You may sell shares in your account at any time and make requests

By telephone and by mail.

Purchase Investment and Service Class Shares (Excluding  Royce Select Funds)

The words “(Excluding Royce Select Funds)” are hereby deleted.

The underlined language is hereby added to the following heading:

Each Fund’s Service Class, and Investment classes of Royce Pennsylvania Mutual Fund, Total Return, Premier, Special Equity, Opportunity, Micro-Cap and Select Funds:

Purchasing Royce Select Fund Shares

The above-referenced section is hereby deleted.

Early Redemption Fee

All references in this section explicitly naming Royce Select Funds are hereby deleted.

January 25, 2013

RSF-SUPP-0113

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce Opportunity Select Fund Investment Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee (as a percentage of amount redeemed on shares held for less than 180 days)	1.00%